Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 40,034	$ 41,286
Intangible Assets Research And Development Expenses Expensed [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets expensed research and development	222	256	$ 268
Intangible Assets With Indefinite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	36,948	38,239
Intangible Assets With Finite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 3,086	$ 3,047